Document And Entity Information	Nov. 12, 2021
Document Information [Line Items]
Entity, Registrant Name	ENTERPRISE DIVERSIFIED, INC.
Document, Type	8-K
Document, Period End Date	Nov. 12, 2021
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-27763
Entity, Tax Identification Number	88-0397234
Entity, Address, Address Line One	1806 Summit Avenue, Suite 300
Entity, Address, City or Town	Richmond
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	23230
City Area Code	434
Local Phone Number	336-7737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001096934